Summary of Accumulated Other Comprehensive Income (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	$ 147,476
Ending Balance	199,020	$ 147,476
Unrealized Foreign Currency Translation Gains (Losses) [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	545,637	579,070
Other comprehensive income (loss)	119,821	(33,433)
Ending Balance	665,458	545,637
Foreign Exchange Gain (Loss) on Net Investment Hedge [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(403,559)	(424,754)
Other comprehensive income (loss)	(69,027)	21,195
Ending Balance	(472,586)	(403,559)
Tax Benefit Related To Net Investment Hedge Of Long Term Debt [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	5,398	5,398
Other comprehensive income (loss)	750
Ending Balance	6,148	5,398
Accumulated Other Comprehensive Income [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	147,476	159,714
Other comprehensive income (loss)	51,544	(12,238)
Ending Balance	$ 199,020	$ 147,476